Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 28, 2017	Jul. 31, 2017	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 18, 2017	Oct. 17, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to unvested share-based awards						$ 0.8
Weighted average period						3 years 1 month 6 days
Exercise price of stock options		$ 5.90
Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares cancelled in connection with reorganization			402,857		402,857
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to unvested share-based awards					$ 7.7
Weighted average period					3 years 4 months 24 days
Options additionally granted for purchase of common stock					2,012,106
Weighted average grant-date fair value of awards granted					$ 4.72	$ 3.40	$ 1.03
Stock option exercised					0
Options outstanding					2,011,296
Operating Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance						573,156
Common stock available for issuance						159,890
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period		4 years
Number of shares authorized for issuance				1,785,416	1,785,416			2,696,401	1,785,416
Common stock available for issuance				567,319	685,105
Number of shares to be incremented				607,324	607,324
Percentage of outstanding shares of common stock to be incremented				4.00%	4.00%
Options additionally granted for purchase of common stock		1,154,989		160,600
Exercise price of stock options		$ 5.90
Fair value of option grants		$ 3.96
Options outstanding				2,129,082
2017 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	10 years
Exercise price per share of stock options as a percentage of fair market value of share of common stock				100.00%	100.00%
25% Incentive Units Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive units vesting					25.00%
Share-based compensation arrangement by share-based payment award, award requisite service period					1 year
Remaining Balance of Incentive Units Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					36 months